Retained earnings (accumulated deficit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 29, 2017
Retained earnings (accumulated deficit)
Annual appropriation (as a percent)	10.00%
General reserve fund threshold (as a percent)	50.00%
Non-distributable reserve appropriation	$ 0
Accumulated non-distributable reserve	30,000,000	$ 30,000,000	$ 30,000,000
PRC subsidiaries' restricted paid-in capital	10,782,000,000
Reserve and capital not available for distribution to the Company by its PRC subsidiaries	10,812,000,000
Dividend declared	0	0	0
Dividends paid	0	0	0
Retained earnings (accumulated deficit)	$ 187,008,000	$ (910,849,000)	$ (1,287,479,000)	$ 7,300,000